Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Issued (shares)	417.9	401.5
Outstanding (shares)	417.9	401.5